Investment Strategy	Nov. 28, 2025
Abacus FCF International Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies from foreign countries, or depositary receipts representing such securities. The Fund considers an issuer to be from a foreign country if: (i) its securities are organized under the laws of a foreign country or the issuer maintains its principal place of business in a foreign country; (ii) its securities are traded principally in a foreign country; or (iii) during the issuer's most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country. The companies in which the Fund primarily invests are those from developed foreign markets, although the Fund will also invest a portion of its assets in companies located in emerging markets (i.e., those that are in the early stages of their economic development).
The Fund seeks to invest in stocks of the most profitable companies that exhibit fundamental characteristics associated with the potential for long-term capital appreciation, as identified by Abacus FCF Advisors LLC (the “Adviser”) through extensive historical research. While the Adviser evaluates companies of any market capitalization, the final portfolio primarily consists of large- and mid-cap companies.
The Adviser utilizes its proprietary Abacus FCF Leaders Model (the “Model”) to evaluate securities in the investment universe and scores them based on free cash flow return on invested capital (“FCF-ROIC”). The Model assesses companies through a detailed analysis of factors such as capital expenditure, accruals, cash flow margins and asset turnover to identify companies with strong and sustainable profitability. These securities are assigned active weights primarily based on their FCF-ROIC characteristics, with adjustments reflecting the Adviser’s systematic evaluation of company-specific risk in the context of the business cycle. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF-ROIC metrics.
During earnings seasons, the Adviser typically implements more substantial adjustments to the Fund’s portfolio based on updated Model outputs. However, the Adviser continuously monitors the portfolio and retains discretion to make modifications to the Fund’s portfolio at any time, subject to the oversight and supervision of the Board of Trustees of the Trust (the “Board”), to better capture daily updates and opportunities identified by the Model.
The Adviser executes trades for the Fund’s portfolio based on insights generated by the Model. To implement the Model’s outputs efficiently, the Adviser: (a) selects trading vehicles (e.g., stocks or depositary receipts) with an emphasis on liquidity and cost-effectiveness; (b) manages cash positions to address operational requirements or market disruptions deemed extreme by the Adviser; and (c) executes trades to maintain portfolio alignment following corporate actions (e.g., mergers, spinoffs or restructurings).
The Fund can use derivative instruments, including exchange-traded futures contracts, to seek to protect the Fund's current or intended investments from broad fluctuations in securities prices.
The Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.
From time to time the Fund may focus its investment (i.e., invest more than 15% of its total assets) in one or more particular sectors or geographic regions. As of September 30, 2025, the Fund focuses its investments in Asia and Europe, and also in the information technology, consumer discretionary and industrials sectors.

Strategy Portfolio Concentration [Text]	From time to time the Fund may focus its investment (i.e., invest more than 15% of its total assets) in one or more particular sectors or geographic regions. As of September 30, 2025, the Fund focuses its investments in Asia and Europe, and also in the information technology, consumer discretionary and industrials sectors.
Abacus Flexible Bond Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and/or other instruments that provide exposure to, or have economic characteristics similar to, bonds. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of Abacus FCF Advisors LLC, the Fund's investment adviser (the “Adviser”). The Underlying Index is designed to track the performance of a rules-based, quantitative strategy that seeks to provide current income and capital preservation by flexibly allocating across a diversified mix of fixed income categories (“Bond Categories,” and each, a “Bond Category”), which are derived from a universe of fixed income asset groups (“Asset Groups”). As of the date of this Prospectus, the Underlying Index currently includes the following six Asset Groups, which may change from time to time: (1) government bonds, (2) corporate bonds, (3) securitized debt, (4) international bonds, including emerging market bonds, (5) specialized bonds, including floating rate notes and loans, and (6) inflation-protected securities. Bonds included in the Asset Groups may be rated investment grade (i.e., those that are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization) or below investment grade (commonly known as “high yield” or “junk” bonds). The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index.
The Underlying Index utilizes a proprietary quantitative model (the “Model”) that systematically identifies elevated volatility in the equity market to identify whether the market is in a high-volatility or low-volatility regime. During high-volatility regimes, the Model prioritizes short-term price momentum signals, targeting Bond Categories that exhibit stronger near-term price trends, whereas during low-volatility regimes, the Model prioritizes long-term price momentum signals, targeting Bond Categories that exhibit stronger long-term price trends. Once the volatility regime has been identified, the Model scores Bond Categories based on those exhibiting the highest positive short- or long-term price momentum trends (based on the identified volatility regime) and selects up to five of the top-performing Bond Categories for inclusion in the Underlying Index (the “Trend Leaders”). Under normal market conditions, the Underlying Index obtains exposure to Trend Leaders by selecting exchange-traded funds that provide exposure to the Bond Categories (“Underlying ETFs,” and each, an “Underlying ETF”). Once the Trend Leaders are identified, the Underlying Index selects one Underlying ETF to represent each selected Bond Category. Because Trend Leaders are selected based on price momentum trends of the Bond Categories, the Underlying Index may not always allocate across all of the Asset Groups. Nonetheless, the Underlying Index allocates proportionally across those Asset Groups represented in the Underlying Index based on the number of Trend Leaders identified, with aggregate exposure scaled to reflect the total number of Trend Leaders identified. If fewer than five Bond Categories exhibit positive momentum trends, the Underlying Index will allocate any unallocated value to U.S. Treasury bills (“T-Bills”). If none of the Bond Categories demonstrate positive momentum trends, the Underlying Index may allocate up to 100% of its value to T-Bills.
The Underlying Index reconstitutes monthly, dynamically adjusting the weighting of short-term and long-term price momentum signals based on market volatility. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index, such as when derivatives present a more cost-effective alternative to investing directly in the component securities of the Underlying Index.
The Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Abacus FCF Leaders ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies from the United States. The Fund considers an issuer to be from the United States if: (i) its securities are organized under the laws of the United States or the issuer maintains its principal place of business in the United States; (ii) its securities are traded principally in the United States; or (iii) during the issuer's most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States or has at least 50% of its assets in the United States.
The Fund seeks to invest in stocks of the most profitable companies that exhibit fundamental characteristics associated with the potential for long-term capital appreciation, as identified by Abacus FCF Advisors LLC (the “Adviser”) through extensive historical research. While the Adviser evaluates companies of any market capitalization, the final portfolio primarily consists of large- and mid-cap companies.
The Adviser utilizes its proprietary Abacus FCF Leaders Model (the “Model”) to evaluate securities in the investment universe and scores them based on free cash flow return on invested capital (“FCF-ROIC”). The Model assesses companies through a detailed analysis of factors such as capital expenditure, accruals, cash flow margins and asset turnover to identify companies with strong and sustainable profitability. These securities are assigned active weights primarily based on their FCF-ROIC characteristics, with adjustments reflecting the Adviser’s systematic evaluation of company-specific risk in the context of the business cycle. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF-ROIC metrics.
During earnings seasons, the Adviser typically implements more substantial adjustments to the Fund’s portfolio based on updated Model outputs. However, the Adviser continuously monitors the portfolio and retains discretion to make modifications to the Fund’s portfolio at any time, subject to the oversight and supervision of the Board of Trustees of the Trust (the “Board”), to better capture daily updates and opportunities identified by the Model.
The Adviser executes trades for the Fund’s portfolio based on insights generated by the Model. To implement the Model’s outputs efficiently, the Adviser: (a) manages cash positions to address operational requirements or market disruptions deemed extreme by the Adviser; and (b) executes trades to maintain portfolio alignment following corporate actions (e.g., mergers, spinoffs or restructurings).
The Fund can use derivative instruments, including exchange-traded futures contracts, to seek to protect the Fund's current or intended investments from broad fluctuations in securities prices.
From time to time the Fund may focus its investment (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of September 30, 2025, the Fund focuses its investments in the information technology, communications and healthcare sectors.

Strategy Portfolio Concentration [Text]	From time to time the Fund may focus its investment (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of September 30, 2025, the Fund focuses its investments in the information technology, communications and healthcare sectors.
Abacus FCF Small Cap Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of the Adviser. The Underlying Index is a rules-based equity index designed to track the performance of the small-cap segment of U.S. publicly traded companies with strong free cash flow return on invested capital (“FCF-ROIC”), as identified by the Index Provider through extensive historical research. The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index. As of the date of this Prospectus, the only securities included in the Underlying Index are common stock.
To be eligible for inclusion in the Underlying Index, an equity security must meet the following requirements (“Eligible Securities”): (i) be listed in the U.S.; (ii) fall within the small-cap category, as defined by the Index Provider, based on market capitalization; (iii) satisfy certain trading volume criteria; and (iv) have been issued by a company that has reported specific financial metrics within the last year, including but not limited to (a) free cash flow, (b) net income, and (c) revenue. The Index Provider considers a security to be within the small-cap category if it is in the smallest 85% to 97% of the cumulative market cap of all stocks listed on U.S. stock exchanges at time of selection, which, as of September 30, 2025, results in companies being deemed within the small-cap category if they have a market capitalization of $7.4 billion or less at the time of reconstitution.
The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF-ROIC. The Model assesses companies through a detailed analysis of factors such as capital expenditure, accruals, cash flow margins and asset turnover to identify companies with strong and sustainable profitability. These securities are assigned active weights primarily based on their FCF-ROIC characteristics, with adjustments for company-specific risk using a proprietary factor derived from the historical volatility of each Eligible Security’s stock price over the preceding 12-month period. The resulting risk-adjusted score is used to calculate active weights for each security, which are combined with their free-float market capitalization. The Underlying Index includes those remaining Eligible Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 50. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to small-cap companies with strong FCF-ROIC metrics.
The Underlying Index is rebalanced and reconstituted quarterly, with a portfolio turnover cap of 25%. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index was concentrated in the information technology sector.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index was concentrated in the information technology sector.
Abacus FCF Innovation Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the "Index Provider"), an affiliate of Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”). The Underlying Index is a rules-based equity index designed to track the performance of U.S. publicly traded companies with strong free cash flow return on invested capital (“FCF-ROIC”) and strong research and development (“R&D”) investment, as identified by the Index Provider through extensive historical research. The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index.
To be eligible for inclusion in the Underlying Index, an equity security must meet the following requirements (“Eligible Securities”): (i) be a U.S. listed common stock; (ii) have a minimum total market capitalization larger than the 97th percentile of the cumulative market capitalization of all Eligible Securities; (iii) have an average monthly trading volume of greater than $75 million over the last six months; and (iv) have been issued by a company that has reported over the past 12 months certain characteristics of its expenses, including free cash flow and positive R&D expense.
The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF-ROIC. The Model assesses a company’s FCF-ROIC by analyzing factors such as capital expenditure, accruals, cash flow margins, and asset turnover. The FCF-ROIC score is then combined with the degree of R&D investment to derive the FCF Innovation Leaders Score (the “Score”), which helps identify companies with strong and sustainable profitability and innovation.
A target weighting is then assigned to each Eligible Security based on its Score, with adjustments for company-specific risk using a proprietary factor derived from the historical volatility of each Eligible Security’s stock price over the preceding 12-month period. The resulting risk-adjusted score is used to calculate active weights for each security, which are combined with their free-float market capitalization. The Underlying Index includes those remaining Eligible Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 50. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong and sustainable profitability and innovation.
The Underlying Index is rebalanced and reconstituted quarterly, with a portfolio turnover cap of 25%. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index is concentrated in the information technology sector.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index is concentrated in the information technology sector.
Abacus FCF Real Assets Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”). The Underlying Index is a rules-based equity index designed to track the performance of “real assets” equities with strong free cash flow return on invested capital (“FCF-ROIC”) and high dividend yield, as identified by the Index Provider through extensive historical research. The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index.
The Index Provider currently defines “real assets” equities as common stock, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and American Depositary Receipts (“ADRs”) included in the “Real Assets Industry Group,” as defined by the Index Provider. The Index Provider currently classifies the following sectors as within the Real Assets Industry Group, each as defined by a third-party industry classification system: real estate related sectors; infrastructure related sectors; commodities related sectors; and natural resources related sectors; and utilities related sectors.
To be eligible for inclusion in the Underlying Index, an equity security must meet the following requirements (“Eligible Securities”): (i) be included in the Real Assets Industry Group; (ii) be U.S. listed; (iii) have a 6-month monthly average price volume in the top 45 percentile of the global equity universe; (iv) have a trading lot size, multiplied by the 6-month average closing price, of less than $100,000; (v) have reported the following financial statement items within the past 12 months, based on its most recent financial reports: (a) free cash flow, (b) net income, (c) dividends, (d) total revenue, (e) total assets, and (f) total equity; (vi) have reported positive free cash flow in the past 12 months; and (vii) not be a target company in any pending or completed mergers and/or acquisitions within the past 12 months. The Underlying Index may include securities of issuers of all capitalization sizes.
The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF-ROIC. The Model assesses a company’s FCF-ROIC by analyzing factors such as capital expenditure, accruals, cash flow margins, asset turnover, and other financial metrics. The FCF-ROIC score is then combined with dividend yield to derive the FCF Real Assets Leaders Score (the “Score”), which helps identify companies with strong and sustainable profitability and dividend yield.
A target weighting is then assigned to each Eligible Security based on its Score, with adjustments for company-specific risk using a proprietary factor derived from the historical volatility of each Eligible Security’s stock price over the preceding 12-month period. The resulting risk-adjusted score is used to calculate active weights for each security, which are combined with their free-float market capitalization. The Underlying Index includes those remaining Eligible Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 50. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong and sustainable profitability, and high dividend yield.
The Underlying Index is rebalanced and reconstituted quarterly, with a portfolio turnover cap of 25%. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index is concentrated in the Real Assets Industry Group, as described above.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2025, the Underlying Index is concentrated in the Real Assets Industry Group, as described above.